Shareholders' Equity - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 16,240,481	R$ 17,969,356	R$ 17,059,413
Comprehensive (loss) income	(605,401)	(310,218)	(208,756)
Ending balance	20,818,867	16,240,481	17,969,356
Loss on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(790,403)	(533,917)
Comprehensive (loss) income	(526,099)	(256,486)
Ending balance	(1,316,502)	(790,403)	(533,917)
Foreign currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	49,281	21,493
Comprehensive (loss) income	(42,767)	27,788
Ending balance	6,514	49,281	21,493
Actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(180,958)	(99,246)
Comprehensive (loss) income	(36,813)	(81,712)
Ending balance	(217,771)	(180,958)	(99,246)
Gain on measurement of derivative financial instrument [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000
Comprehensive (loss) income
Ending balance	15,000	15,000	15,000
Change in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,277	1,085
Comprehensive (loss) income	278	192
Ending balance	1,555	1,277	1,085
Total [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(905,803)	(595,585)
Comprehensive (loss) income	(605,401)	(310,218)
Ending balance	(1,511,204)	(905,803)	(595,585)
Attributable to Owners of the Company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(805,471)	(587,173)	(394,212)
Comprehensive (loss) income	(718,556)	(218,298)
Ending balance	(1,524,027)	(805,471)	(587,173)
Attributable to Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(100,332)	(8,412)
Comprehensive (loss) income	113,155	(91,920)
Ending balance	R$ 12,823	R$ (100,332)	R$ (8,412)